Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepayments and Other Assets [Abstract]
Schedule of prepayments and other assets
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Prepayments and other current assets
Receivables from third-party payment channels (i)	17,983	11,589
Cash advanced to employees	517	1,495
Prepaid advertising and marketing fees	1,056	5,164
Prepaid rental and property management fees	3,109	4,663
Prepayment for purchase of office supplies	534	534
Books and other related educational materials (ii)	9,254	8,038
Prepayment for acquisition of subsidiaries	3,085	1,148
Prepaid taxes	4,837	6,142
Others	10,283	10,547

Total	50,658	49,320

Long-term prepayments and other non-current assets
Prepayment for leasehold improvement	50	120
Long-term rental deposits	40,704	36,172

Total	40,754	36,292

(i)	The balances represent the course fees for the courses due from third-party payment channels that are mainly due to timing differences between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.

(ii)	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.